Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

The following table sets forth the compensation for our Chief Executive Officer and the average compensation for our other named executive officers ("NEOs"), both as reported in the Summary Compensation Table ("SCT") and with certain adjustments to reflect the “compensation actually paid” ("CAP") to such individuals, as defined under SEC rules, for each of 2024, 2023, 2022, 2021 and 2020. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, Net Income and Adjusted EBITA Margin Percent over such years in accordance with SEC rules.

Pay versus Performance Table

					Value of Initial Fixed $100 Investment Based On:

Year	Summary Compensation Table ("SCT") Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table for Non-CEO NEOs(1)	Average Compensation Actually Paid to Non-CEO NEOs(2)	ManpowerGroup Total Shareholder Return	S&P 1500 Human Resources and Employment Services Total Shareholder Return(3)	Net Income(4) ($000)	Adjusted EBITA Margin Percent(5)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$12,939,374	$3,259,683	$2,794,606	$937,761	$70.33	$143.93	$145,100	2.26%
2023	$12,712,353	$9,520,807	$2,693,035	$2,127,860	$92.56	$121.22	$88,800	2.62%
2022	$13,123,985	$3,873,368	$4,202,631	$2,336,378	$93.08	$113.87	$373,800	3.51%
2021	$18,787,835	$30,986,274	$3,902,692	$5,936,072	$105.53	$152.43	$382,400	3.10%
2020	$11,903,571	$6,028,110	$2,400,468	$1,512,063	$95.47	$100.85	$23,800	2.20%

(1) Compensation for our CEO, Jonas Prising, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-CEOs includes the following NEOs: John McGinnis, Michelle Nettles, and Richard Buchband.

(2) Compensation “actually paid” for the CEO and average compensation “actually paid” for our non-CEOs in each of 2024, 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the tables below, as determined in accordance with SEC rules. The dollar amounts reflected in columns (b) and (d) of the table above do not reflect the actual amount of compensation earned by or paid to the CEO and our other NEOs during the applicable year. For information regarding the decisions made by our people, culture and compensation committee in regard to the CEO’s and our other NEOs’ compensation for fiscal year 2024, see the "Compensation Discussion and Analysis" section of this Proxy Statement.

CEO SCT Total to CAP Reconciliation:

CEO: Mr. Prising	2024	2023	2022	2021	2020

Total Compensation as reported in SCT	$12,939,374	$12,712,353	$13,123,985	$18,787,835	$11,903,571

Subtract grant date fair value of equity awards granted during fiscal year reported in SCT	$(10,654,547)	$(10,400,015)	$(10,000,045)	$(14,000,045)	$(10,000,012)

Add fair value of equity compensation granted and unvested in current year – value at year-end	$6,689,769	$8,021,263	$7,316,198	$25,650,278	$9,176,116

Add dividends accrued on unvested shares/share units	$834,604	$950,508	$356,656	$164,080	$131,390

Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(5,331,826)	$(2,546,612)	$(4,469,463)	$212,830	$(3,943,945)

Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(1,217,691)	$783,310	$1,955,816	$171,296	$(621,509)

Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	$—	$—	$(4,409,779)	$—	$(617,501)

Compensation Actually Paid to CEO	$3,259,683	$9,520,807	$3,873,368	$30,986,274	$6,028,110

Average Non-CEO SCT Total to CAP Reconciliation:

Non-CEO NEOs (Average)	2024	2023	2022	2021	2020

Total Compensation as reported in SCT	$2,794,606	$2,693,035	$4,202,631	$3,902,692	$2,400,468

Subtract grant date fair value of equity awards granted during fiscal year reported in SCT	$(1,844,058)	$(1,750,006)	$(3,000,006)	$(2,240,139)	$(1,600,079)

Add fair value of equity compensation granted and unvested in current year – value at year-end	$1,157,848	$1,349,736	$2,229,006	$4,104,263	$1,468,252

Add dividends accrued on unvested shares/share units	$178,729	$191,332	$96,802	$32,353	$37,362

Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(1,154,522)	$(471,350)	$(728,235)	$48,243	$(614,567)

Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(194,842)	$115,113	$241,767	$88,660	$(104,606)

Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	$—	$—	$(705,587)	$—	$(74,767)

Compensation Actually Paid to Non-CEO NEOs	$937,761	$2,127,860	$2,336,378	$5,936,072	$1,512,063

(3) TSR is cumulative (assuming $100 was invested on December 31, 2019) for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the same as for the Shareholder Return Performance Presentation of the Company’s Annual Report on Form 10-K for the year ended December 31, 2024. Historic stock price performance is not necessarily indicative of future stock performance.

(4) Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023, 2022, 2021 and 2020.

(5) Adjusted EBITA Margin Percent is the financial measure from the tabular list of Company Performance Metrics below which in the Company’s assessment represents the most important financial measure used by the Company to link compensation and performance. Adjusted EBITA Margin Percent as used in this Proxy Statement is a non-GAAP financial measure. Refer to page 47 for further discussion on this measure, and page 33 for a reconciliation of Adjusted EBITA Margin Percent to the most directly comparable GAAP measure.

Company Selected Measure Name	Adjusted EBITA Margin Percent
Named Executive Officers, Footnote	Compensation for our CEO, Jonas Prising, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-CEOs includes the following NEOs: John McGinnis, Michelle Nettles, and Richard Buchband.
Peer Group Issuers, Footnote	TSR is cumulative (assuming $100 was invested on December 31, 2019) for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the same as for the Shareholder Return Performance Presentation of the Company’s Annual Report on Form 10-K for the year ended December 31, 2024. Historic stock price performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 12,939,374	$ 12,712,353	$ 13,123,985	$ 18,787,835	$ 11,903,571
PEO Actually Paid Compensation Amount	3,259,683	9,520,807	3,873,368	30,986,274	6,028,110
Non-PEO NEO Average Total Compensation Amount	2,794,606	2,693,035	4,202,631	3,902,692	2,400,468
Non-PEO NEO Average Compensation Actually Paid Amount	$ 937,761	2,127,860	2,336,378	5,936,072	1,512,063
Compensation Actually Paid vs. Total Shareholder Return

CAP vs. TSR

As shown in the chart below, the CEO and other NEOs’ CAP amounts are generally aligned with the Company’s TSR. CAP was lowest in years with negative TSR (2020, 2022, and 2024), while CAP was directionally higher in 2023 with flat TSR and highest in 2021 with positive TSR.

Compensation Actually Paid vs. Net Income	CAP vs. Net Income The Company’s Net Income rebounded in 2024, but was still less than what was achieved in 2021. CAP for the CEO and NEOs was lower than any of the previous four years.
Compensation Actually Paid vs. Company Selected Measure	CAP vs. Company Selected Measure The Company’s Adjusted EBITA Margin Percent decreased in 2024, which aligns with the CEO's and Non-CEO NEOs' CAP decreasing year-over-year.
Total Shareholder Return Vs Peer Group

CAP vs. TSR

As shown in the chart below, the CEO and other NEOs’ CAP amounts are generally aligned with the Company’s TSR. CAP was lowest in years with negative TSR (2020, 2022, and 2024), while CAP was directionally higher in 2023 with flat TSR and highest in 2021 with positive TSR.

Tabular List, Table

Most Important Financial Performance Measures

The unranked list below represents ManpowerGroup's most important measures used to link compensation to performance:

Company Performance Metrics(1)

• Adjusted EBITA Margin Percent	• Return on Invested Capital
• Adjusted EPS	• Revenue
• Strategic KPIs

(1) For further information regarding these company performance metrics and their function in the Company's executive compensation program, please see the "Compensation Discussion and Analysis" section of this Proxy Statement.

Total Shareholder Return Amount	$ 70.33	92.56	93.08	105.53	95.47
Peer Group Total Shareholder Return Amount	143.93	121.22	113.87	152.43	100.85
Net Income (Loss)	$ 145,100,000	$ 88,800,000	$ 373,800,000	$ 382,400,000	$ 23,800,000
Company Selected Measure Amount	0.0226	0.0262	0.0351	0.031	0.022
PEO Name	Jonas Prising
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITA Margin Percent
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Revenue
Measure:: 5
Pay vs Performance Disclosure
Name	Strategic KPIs
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,654,547)	$ (10,400,015)	$ (10,000,045)	$ (14,000,045)	$ (10,000,012)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,689,769	8,021,263	7,316,198	25,650,278	9,176,116
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,331,826)	(2,546,612)	(4,469,463)	212,830	(3,943,945)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,217,691)	783,310	1,955,816	171,296	(621,509)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(4,409,779)	0	(617,501)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	834,604	950,508	356,656	164,080	131,390
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,844,058)	(1,750,006)	(3,000,006)	(2,240,139)	(1,600,079)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,157,848	1,349,736	2,229,006	4,104,263	1,468,252
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,154,522)	(471,350)	(728,235)	48,243	(614,567)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(194,842)	115,113	241,767	88,660	(104,606)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(705,587)	0	(74,767)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 178,729	$ 191,332	$ 96,802	$ 32,353	$ 37,362